Segment reporting - Additional Information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Jun. 30, 2018 EUR (€) segment	Jun. 30, 2017 EUR (€)
Operating Segments [Abstract]
Number of operating segments | segment			1
Share based payments expense	€ 4,200,000	€ 800,000	€ 6,400,000	€ 2,100,000
Acquisition related costs	€ 5,700,000		€ 8,200,000	€ 0